Derivatives, Balance Sheet Offsetting of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Assets
Gross amounts recognized	$ 88,474	$ 72,700
Gross amounts offset in consolidated balance sheet	(65,869)	(56,894)
Fair Value Asset derivatives, net	22,605	15,806
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,332)	(1,454)
Net amounts	21,273	14,352
Derivative Liabilities
Gross amounts recognized	83,781	73,359
Gross amounts offset in consolidated balance sheet	(65,043)	(63,739)
Net amounts in consolidated balance sheet	18,738	9,620
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(5,248)	(617)
Net amounts	13,490	9,003
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	63,698	55,846
Gross amounts offset in consolidated balance sheet	(56,051)	(48,271)
Fair Value Asset derivatives, net	7,647	7,575
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(769)	(1,101)
Net amounts	6,878	6,474
Percent exchanged in the over the counter market	45.00%	65.00%
Derivative Liabilities
Gross amounts recognized	60,059	56,538
Gross amounts offset in consolidated balance sheet	(54,394)	(53,902)
Net amounts in consolidated balance sheet	5,665	2,636
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(4,244)	(482)
Net amounts	1,421	2,154
Percent exchanged in the over the counter market	44.00%	66.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	7,461	2,673
Gross amounts offset in consolidated balance sheet	(1,233)	(659)
Fair Value Asset derivatives, net	6,228	2,014
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(72)	(72)
Net amounts	6,156	1,942
Percent exchanged in the over the counter market	27.00%	52.00%
Derivative Liabilities
Gross amounts recognized	7,702	2,603
Gross amounts offset in consolidated balance sheet	(1,459)	(952)
Net amounts in consolidated balance sheet	6,243	1,651
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(33)	(11)
Net amounts	6,210	1,640
Percent exchanged in the over the counter market	81.00%	73.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	9,005	7,824
Gross amounts offset in consolidated balance sheet	(2,842)	(3,254)
Fair Value Asset derivatives, net	6,163	4,570
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(405)	(239)
Net amounts	5,758	4,331
Percent exchanged in the over the counter market	54.00%	81.00%
Derivative Liabilities
Gross amounts recognized	7,038	7,794
Gross amounts offset in consolidated balance sheet	(2,845)	(3,502)
Net amounts in consolidated balance sheet	4,193	4,292
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(484)	(124)
Net amounts	3,709	4,168
Percent exchanged in the over the counter market	82.00%	94.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	7,404	4,843
Gross amounts offset in consolidated balance sheet	(4,923)	(3,567)
Fair Value Asset derivatives, net	2,481	1,276
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(85)	(9)
Net amounts	2,396	1,267
Percent exchanged in the over the counter market	98.00%	100.00%
Derivative Liabilities
Gross amounts recognized	7,827	4,508
Gross amounts offset in consolidated balance sheet	(5,511)	(3,652)
Net amounts in consolidated balance sheet	2,316	856
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(270)	0
Net amounts	2,046	856
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	151	354
Gross amounts offset in consolidated balance sheet	(131)	(302)
Fair Value Asset derivatives, net	20	52
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	20	52
Percent exchanged in the over the counter market	90.00%	92.00%
Derivative Liabilities
Gross amounts recognized	943	1,532
Gross amounts offset in consolidated balance sheet	(713)	(1,432)
Net amounts in consolidated balance sheet	230	100
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(199)	0
Net amounts	31	100
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	755	1,147
Gross amounts offset in consolidated balance sheet	(689)	(841)
Fair Value Asset derivatives, net	66	306
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1)	(33)
Net amounts	65	273
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	168	368
Gross amounts offset in consolidated balance sheet	(121)	(299)
Net amounts in consolidated balance sheet	47	69
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(18)	0
Net amounts	29	69
Percent exchanged in the over the counter market	86.00%	89.00%
Other contract [Member]
Derivative Assets
Gross amounts recognized		13
Gross amounts offset in consolidated balance sheet		0
Fair Value Asset derivatives, net		13
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)		0
Net amounts		13
Percent exchanged in the over the counter market		100.00%
Derivative Liabilities
Gross amounts recognized	44	16
Gross amounts offset in consolidated balance sheet	0	0
Net amounts in consolidated balance sheet	44	16
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 44	$ 16
Percent exchanged in the over the counter market	100.00%	100.00%